General and administrative expenses - Additional Information (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Depreciation expense	€ 35,345	€ 11,987	€ 68,195	€ 15,048